Loans and advances to customers - Breakdown of loans (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial instruments received as collateral	$ 68,252	$ 65,177
Gross carrying amount
Financial instruments
Loans and advances to customers.	772,088	723,827
Fixed interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	359,178	307,990
Floating interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	412,910	415,837
SPAIN | Gross carrying amount
Financial instruments
Loans and advances to customers.	772,088	723,827
Public sector | Gross carrying amount
Financial instruments
Loans and advances to customers.	85,256	73,016
Individuals | Gross carrying amount
Financial instruments
Loans and advances to customers.	326,117	290,580
Communications and transportation | Gross carrying amount
Financial instruments
Loans and advances to customers.	35,756	33,250
Construction | Gross carrying amount
Financial instruments
Loans and advances to customers.	37,232	38,160
Manufacturing | Gross carrying amount
Financial instruments
Loans and advances to customers.	52,176	53,187
Services | Gross carrying amount
Financial instruments
Loans and advances to customers.	123,078	109,180
Tourism | Gross carrying amount
Financial instruments
Loans and advances to customers.	18,278	26,275
Other sectors | Gross carrying amount
Financial instruments
Loans and advances to customers.	94,195	100,179
Commercial, financial and industrial loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	344,684	339,545
Public sector loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	85,189	73,016
Securitized mortgage assets | Gross carrying amount
Financial instruments
Loans and advances to customers.	189,854	167,818
Reverse repurchase agreements | Gross carrying amount
Financial instruments
Loans and advances to customers.	10,000	10,844
Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	52,089	51,266
Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	67,619	59,429
Loans to customers (non-performing) | Gross carrying amount
Financial instruments
Loans and advances to customers.	$ 22,653	$ 21,909